Share Based Compensation Expenses (Details) ¥ in Thousands		1 Months Ended	12 Months Ended
	Dec. 20, 2022 shares	Jul. 31, 2025 shares	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2026 CNY (¥) $ / shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 CNY (¥) $ / shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 CNY (¥) $ / shares	May 31, 2022 shares
Share Based Compensation Expenses [Line Items]
Shares option granted | shares			1,149,000		680,000		4,217,652
Weighted average grant date fair value (in Dollars per share) | $ / shares				$ 0.93		$ 0.62		$ 0.39
Share based compensation expense (in Yuan Renminbi)			¥ 36,963		¥ 2,513
Unrecognized share-based compensation expenses (in Yuan Renminbi)			¥ 5,682	$ 5,682	¥ 14,939	$ 14,939	¥ 38,162	$ 38,162
Expected to be recognized over a weighted-average period			3 years 9 months 10 days		2 years 18 days		1 year 11 months 26 days
Installments Three [Member]
Share Based Compensation Expenses [Line Items]
Share based compensation options vested rate			33.00%
Installments Four [Member]
Share Based Compensation Expenses [Line Items]
Share based compensation options vested rate			25.00%
Installments Five [Member]
Share Based Compensation Expenses [Line Items]
Share based compensation options vested rate			20.00%
Predecessors [Member]
Share Based Compensation Expenses [Line Items]
Share based compensation expense (in Yuan Renminbi)			¥ 6,099		¥ 1,305
2021 Plan [Member]
Share Based Compensation Expenses [Line Items]
Minimum aggregate of issued shares | shares									21,717,118
Addition number of ordinary shares | shares	16,523,627
2018 WN Plan [Member]
Share Based Compensation Expenses [Line Items]
Share based compensation expense (in Yuan Renminbi)			3,537
Shenzhen Letsvan [Member]
Share Based Compensation Expenses [Line Items]
Share based compensation expense (in Yuan Renminbi)					¥ 1,208
Mr. Zhan [Member]
Share Based Compensation Expenses [Line Items]
Share based compensation expense (in Yuan Renminbi)			¥ 30,864
Restricted shares | shares		7,287,732